Note 19 - Leasing Arrangements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Expense	$ 396,000	$ 406,000	$ 424,000
Other Assets [Member]
Operating Lease, Right-of-Use Asset	$ 1,364,000	$ 1,658,000